Risk Management and Financial Instruments - Schedule of Exposure in Commodities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DERIVATIVES
NET EXPOSURE	$ 12,234,010	$ 3,619,485
Cattle [Member]
DERIVATIVES
NET EXPOSURE	111	(101)
Grain [Member]
DERIVATIVES
NET EXPOSURE	15	(46)
Grain [Member]
DERIVATIVES
NET EXPOSURE	75,029	114,097	$ 192,828
Future contracts [Member] | Cattle [Member]
DERIVATIVES
NET EXPOSURE	111	(101)
Future contracts [Member] | Grain [Member]
DERIVATIVES
NET EXPOSURE	15	(46)
Exposure,Subtotal [Member] | Cattle [Member]
DERIVATIVES
NET EXPOSURE	111	(101)
Exposure,Subtotal [Member] | Grain [Member]
DERIVATIVES
NET EXPOSURE	15	(46)
Purchase orders [Member] | Grain [Member]
DERIVATIVES
NET EXPOSURE	57,260	114,097	224,766
Operational Subtotal [Member]
DERIVATIVES
NET EXPOSURE	3,699,290	3,230,355
Operational Subtotal [Member] | Grain [Member]
DERIVATIVES
NET EXPOSURE	57,260	114,097	224,766
Future contracts [Member] | Grain [Member]
DERIVATIVES
NET EXPOSURE
Future contracts [Member] | Grain [Member]
DERIVATIVES
NET EXPOSURE	17,769		(948)
Non-Deliverable Forwards [Member] | Grain [Member]
DERIVATIVES
NET EXPOSURE
Non-Deliverable Forwards [Member] | Grain [Member]
DERIVATIVES
NET EXPOSURE			(30,990)
Derivatives Subtotal [Member]
DERIVATIVES
NET EXPOSURE	8,534,720	389,130
Derivatives Subtotal [Member] | Grain [Member]
DERIVATIVES
NET EXPOSURE
Derivatives Subtotal [Member] | Grain [Member]
DERIVATIVES
NET EXPOSURE	17,769		$ (31,938)
Firm contracts of cattle purchase [Member]
DERIVATIVES
NET EXPOSURE	3,699,290	3,230,355
Deliverable Forwards [Member]
DERIVATIVES
NET EXPOSURE	$ 8,534,720	$ 389,130